Taxes (Tables)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)
	For the Years Ended March 31,
	2023	2022	2021
Current income tax provision	$160,439	$275,555	$513,379
Deferred income tax provision (benefit)	270,090	(36,670)	(333,045)
Total	$430,529	$238,885	$180,334

Schedule of deferred tax assets and liabilities
	As of March 31, 2023	As of March 31, 2022
Allowance for doubtful accounts	$95,025	$200,262
Deferred revenue	280,531	517,578
Net operating loss carry-forwards	-	2,602
Total deferred tax asset	375,556	720,442
Valuation allowance	(875)	(22,619)
Deferred tax assets, net	$374,681	$697,823

Schedule of statutory effective tax rate
	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(7.7)%	(6.8)%	(7.9)%
Permanent difference	0.3%	0.5%	0.8%
Change in valuation allowance	1.2%	2.2%	(2.9)%
Effective tax rate	18.8%	20.9%	15.0%
(a)	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu and Chonqqing Huafu are subject to a favorable tax rate of 10%.

Schedule of taxes payable
	As of March 31, 2023	As of March 31, 2022
Income tax payable	$1,054,177	$935,630
Value added tax payable	54,296	40,604
Other taxes payable	11,128	7,636
Total	$1,119,601	$983,869